United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  Six months ended 9/30/09

Item 1.                      Reports to Stockholders

Federated High Income
Bond Fund, Inc.

Established 1977

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.39	$7.32	$8.11	$7.87	$7.96	$8.05
Income From Investment Operations:
Net investment income	0.28	0.60	0.57[1]	0.58[1]	0.59	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.53	(1.93)	(0.77)	0.25	(0.09)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	1.81	(1.33)	(0.20)	0.83	0.50	0.53
Less Distributions:
Distributions from net investment income	(0.28)	(0.60)	(0.59)	(0.59)	(0.59)	(0.62)
Redemption Fees	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]
Net Asset Value, End of Period	$6.92	$5.39	$7.32	$8.11	$7.87	$7.96
Total Return[3]	34.32%	(18.87)%	(2.59)%	11.05%	6.57%[4]	6.77%[5]
Ratios to Average Net Assets:
Net expenses	1.23%[6]	1.23%	1.23%	1.22%	1.20%	1.22%
Net investment income	8.84%[6]	9.45%	7.29%	7.35%	7.21%	7.24%
Expense waiver/reimbursement[7]	0.02%[6]	0.03%	0.01%	0.01%	0.03%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$709,405	$481,308	$588,068	$700,306	$712,791	$775,085
Portfolio turnover	11%	19%	20%	32%	24%	34%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on total return.
5	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.38	$7.31	$8.10	$7.86	$7.96	$8.04
Income from Investment Operations:
Net investment income	0.26	0.56	0.51[1]	0.52[1]	0.53	0.52
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.53	(1.94)	(0.76)	0.25	(0.10)	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	1.79	(1.38)	(0.25)	0.77	0.43	0.48
Less Distributions:
Distributions from net investment income	(0.26)	(0.55)	(0.54)	(0.53)	(0.53)	(0.56)
Redemption Fees	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]
Net Asset Value, End of Period	$6.91	$5.38	$7.31	$8.10	$7.86	$7.96
Total Return[3]	33.88%	(19.51)%	(3.33)%	10.22%	5.65%	6.10%[4]
Ratios to Average Net Assets:
Net expenses	1.99%[5]	1.99%	1.99%	1.97%	1.97%	1.97%
Net investment income	8.09%[5]	8.51%	6.48%	6.58%	6.44%	6.49%
Expense waiver/reimbursement[6]	0.02%[5]	0.03%	0.01%	0.01%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$162,465	$139,686	$257,256	$409,977	$536,632	$746,111
Portfolio turnover	11%	19%	20%	32%	24%	34%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.38	$7.31	$8.10	$7.86	$7.96	$8.04
Income from Investment Operations:
Net investment income	0.25	0.55	0.51[1]	0.52[1]	0.53	0.52
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.54	(1.93)	(0.76)	0.25	(0.10)	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	1.79	(1.38)	(0.25)	0.77	0.43	0.48
Less Distributions:
Distributions from net investment income	(0.26)	(0.55)	(0.54)	(0.53)	(0.53)	(0.56)
Redemption Fees	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]
Net Asset Value, End of Period	$6.91	$5.38	$7.31	$8.10	$7.86	$7.96
Total Return[3]	33.88%	(19.50)%	(3.32)%	10.24%	5.65%	6.10%[4]
Ratios to Average Net Assets:
Net expenses	1.99%[5]	1.98%	1.98%	1.97%	1.97%	1.97%
Net investment income	8.07%[5]	8.67%	6.51%	6.60%	6.44%	6.49%
Expense waiver/reimbursement[6]	0.02%[5]	0.04%	0.01%	0.01%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$141,364	$87,576	$108,654	$147,719	$163,133	$203,362
Portfolio turnover	11%	19%	20%	32%	24%	34%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,343.20	$7.23
Class B Shares	$1,000	$1,338.80	$11.67
Class C Shares	$1,000	$1,338,.80	$11.67
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.90	$6.23
Class B Shares	$1,000	$1,015.09	$10.05
Class C Shares	$1,000	$1,015.09	$10.05
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.23%
Class B Shares	1.99%
Class C Shares	1.99%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At September 30, 2009, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Health Care	9.7%
Media — Non-Cable	8.6%
Gaming	6.0%
Food & Beverage	5.8%
Technology	5.5%
Consumer Products	5.4%
Industrial — Other	5.4%
Wireless Communications	5.2%
Energy	4.6%
Retailers	4.3%
Utility — Natural Gas	3.8%
Other[2]	33.5%
Cash Equivalents[3]	0.3%
Other Assets and Liabilities — Net[4]	1.9%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2009 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS – 97.5%
		Aerospace/Defense – 2.5%
$2,900,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	2,813,000
3,050,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	2,592,500
3,000,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	2,325,000
1,875,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	1,153,125
4,100,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	4,151,250
1,125,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	1,144,688
1,975,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	1,975,000
3,175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,222,625
2,425,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	1,927,875
1,859,334	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	1,422,391
2,875,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	2,867,812
		TOTAL	25,595,266
		Automotive – 3.1%
225,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	243,000
2,975,000	[3,4]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	461,125
5,525,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.26%, 1/13/2012	4,979,406
6,900,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	6,705,551
1,050,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,008,969
1,400,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	1,347,182
4,550,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	4,617,067
4,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	3,949,882
9,550,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	1,480,250
2,525,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	2,379,813
5,175,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,178,813
		TOTAL	31,351,058
		Building Materials – 0.7%
250,000	[1,2]	Interface, Inc., Sr. Secd. Note, 11.375%, 11/1/2013	272,500
2,325,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	2,220,375
950,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	973,750
2,050,000	[3,4]	Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	1,424,750
2,750,000	[3,4]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	137,500
2,025,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	1,792,125
Semi-Annual Shareholder Report

$200,000	[1,2]	USG Corp., Company Guarantee, Series 144A, 9.75%, 8/1/2014	210,000
		TOTAL	7,031,000
		Chemicals – 3.4%
775,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	831,188
3,550,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	3,745,250
1,325,000	[1,2]	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	1,346,531
5,275,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	4,562,875
1,225,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	1,047,375
1,475,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	1,482,375
3,350,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	3,375,125
1,600,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	1,707,725
2,163,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	2,244,113
1,075,000	[1,2]	Nalco Co., Sr. Note, 8.25%, 5/15/2017	1,134,125
5,825,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	6,014,312
3,900,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	4,085,250
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	1,623,753
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,020,659
		TOTAL	34,220,656
		Construction Machinery – 0.5%
4,400,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	4,268,000
1,075,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,161,000
		TOTAL	5,429,000
		Consumer Products – 5.4%
5,250,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	5,066,250
2,751,906		AAC Group Holding Corp., Sr. Deb., 16.75%, 10/1/2012	1,719,941
675,000	[1,2]	Acco Brands Corp., Sr. Secd. Note, Series 144A, 10.625%, 3/15/2015	708,750
2,725,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	2,725,000
4,050,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	4,115,813
5,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	5,571,750
1,100,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,133,000
6,375,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	6,630,000
4,825,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	4,855,156
4,750,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	4,646,688
1,700,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	1,882,750
4,975,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,626,750
2,550,000		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	2,435,250
Semi-Annual Shareholder Report

$3,200,000	[1,3,4]	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	24,000
8,523,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	8,714,767
		TOTAL	54,855,865
		Energy – 4.6%
3,475,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	2,745,250
4,375,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	3,915,625
2,225,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	2,119,312
1,825,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,822,719
3,075,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	3,251,812
850,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	850,000
525,000	[1,2]	Cie Generale de Geophysique, Sr. Note, Series 144A, 9.50%, 5/15/2016	557,813
2,100,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,094,750
2,525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,310,375
1,450,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,547,875
2,850,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	2,679,000
1,350,000	[1,2]	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	1,366,875
4,475,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,251,250
1,850,000	[1,2]	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	2,002,625
1,725,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	1,623,656
1,475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	1,349,625
1,850,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,775,175
1,775,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,699,563
1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,083,500
2,125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,119,687
1,600,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	1,608,000
1,400,000	[1,2]	Sandridge Energy, Inc., 9.875%, 5/15/2016	1,466,500
1,625,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	1,572,188
1,200,000		Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	1,218,000
		TOTAL	47,031,175
		Entertainment – 1.0%
3,325,000	[1,2]	Cinemark, Inc., Company Guarantee, Series 144A, 8.625%, 6/15/2019	3,453,844
3,325,000	[1,3,4]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	0
750,000	[1,2]	Regal Cinemas, Inc., Company Guarantee, Series 144A, 8.625%, 7/15/2019	780,000
4,775,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	4,822,750
Semi-Annual Shareholder Report

$1,375,000		Universal City Florida Holding Co., Floating Rate Note, 5.233%, 5/1/2010	1,350,937
		TOTAL	10,407,531
		Environmental – 0.3%
1,900,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	2,011,031
1,025,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,254,985
		TOTAL	3,266,016
		Financial Institutions – 3.0%
3,067,000	[1,2]	General Motors Acceptance Corp. LLC, Note, 7.00%, 2/1/2012	2,882,980
13,893,000	[1,2]	General Motors Acceptance Corp. LLC, Note, Series 144A, 6.875%, 9/15/2011	13,267,815
3,122,000	[1,2]	General Motors Acceptance Corp. LLC, Note, Series 144A, 8.00%, 11/1/2031	2,544,430
4,000,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,700,000
3,050,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	3,187,250
7,125,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	6,198,750
		TOTAL	30,781,225
		Food & Beverage – 5.8%
1,375,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	1,340,625
5,350,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	5,423,562
3,125,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.983%, 2/1/2015	2,726,563
150,000		B&G Foods, Inc., Company Guarantee, Sr. Sub. Note, 12.00%, 10/30/2016	1,143,000
4,200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	4,273,500
1,200,000		Constellation Brands, Inc., 8.375%, 12/15/2014	1,257,000
750,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	750,000
2,350,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	2,350,000
4,350,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,165,125
850,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	843,625
5,075,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	5,176,500
2,400,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	2,478,000
4,650,000	[3,4]	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	5,126,625
3,475,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	3,544,500
3,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	3,232,687
6,850,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	5,291,625
3,700,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	3,311,500
Semi-Annual Shareholder Report

$2,075,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,717,063
1,475,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	1,556,125
2,475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	2,815,313
		TOTAL	58,522,938
		Gaming – 6.0%
3,275,000	[1,2]	American Casino & Entertainment, Sr. Secd. Note, Series 144A, 11.00%, 6/15/2014	2,931,125
3,575,000	[1,2]	Ameristar Casinos, Inc., Sr. Unsecd. Note, 9.25%, 6/1/2014	3,726,937
4,075,000	[1,2,3,4]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	132,438
3,748,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	3,729,260
3,300,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	3,151,500
2,425,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	2,503,812
1,450,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, Series 144A, 11.25%, 6/1/2017	1,471,750
3,775,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	153,359
5,200,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	3,094,000
876,037	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	372,316
4,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	3,779,531
400,000	[1,2]	MGM Mirage, 10.375%, 5/15/2014	429,000
4,000,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	3,160,000
7,325,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	5,713,500
775,000	[1,2]	MGM Mirage, Sr. Secd. Note, 11.125%, 11/15/2017	850,563
775,000	[1,2]	MGM Mirage, Sr. Secd. Note, 13.00%, 11/15/2013	891,250
425,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	395,250
1,900,000	[1,2]	MGM Mirage, Sr. Unsecd. Note, Series 144A, 11.375%, 3/1/2018	1,795,500
2,225,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	2,225,000
1,875,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	1,884,375
2,100,000	[1,2]	Peninsula Gaming, LLC, Sr. Unsecd. Note, Series 144A, 10.75%, 8/15/2017	2,121,000
3,225,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	3,104,062
775,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 8.75%, 8/15/2019	780,813
2,750,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	2,667,500
3,675,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	2,664,375
Semi-Annual Shareholder Report

$2,400,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	2,172,000
3,525,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	3,419,250
1,600,000	[1,2]	Yonkers Racing Corp., 11.375%, 7/15/2016	1,672,000
		TOTAL	60,991,466
		Health Care – 9.7%
4,000,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	4,250,000
4,000,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	3,840,000
1,925,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	2,026,063
2,600,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	2,541,500
350,000	[1,2]	Bio Rad Laboratories, Inc., Sr. Sub., Series 144A, 8.00%, 9/15/2016	364,000
600,000		Biomet, Inc., Sr. Note, Series WI, 10.375%, 10/15/2017	640,500
8,625,000		Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	9,444,375
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,996,250
1,425,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	1,560,375
2,825,000	[1,2]	HCA, Inc., 8.50%, 4/15/2019	2,966,250
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,414,661
11,491,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	11,979,367
7,575,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	7,849,594
500,000	[1,2]	HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	532,500
1,775,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	1,721,750
2,800,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	2,789,500
4,450,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,260,875
3,925,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	3,787,625
925,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	874,125
5,175,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	4,942,125
1,525,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.635%, 6/1/2015	1,300,063
1,825,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,797,625
7,125,000		VWR Funding, Inc., Company Guarantee, Series WI, PIK, 11.25%, 7/15/2015	6,537,187
1,375,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	1,436,875
3,825,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	3,920,625
1,625,000		Ventas Realty LP, 6.50%, 6/1/2016	1,584,375
1,875,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,828,125
1,425,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,403,625
Semi-Annual Shareholder Report

$950,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	947,625
5,585,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	5,333,675
		TOTAL	97,871,235
		Industrial@0018Other – 5.4%
5,450,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	5,204,750
2,025,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,863,000
5,175,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	2,082,938
1,875,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	1,912,500
2,400,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	2,508,000
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,745,156
1,225,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.174%, 12/15/2013	1,108,625
1,150,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	1,132,750
6,050,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	6,745,750
2,275,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.972%, 4/1/2015	2,007,688
2,700,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,659,500
3,025,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	3,062,812
2,975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	2,930,375
5,025,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,874,250
1,875,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,642,969
3,025,000	[1,2]	Reliance Intermediate Holdings LP, 9.50%, 12/15/2019	3,002,312
3,225,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	3,265,312
3,600,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	3,582,000
2,825,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,888,563
		TOTAL	54,219,250
		Lodging – 1.1%
1,475,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,449,188
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,286,125
1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,551,875
500,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	496,250
3,275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	3,135,812
1,450,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	1,348,500
		TOTAL	11,267,750
		Media@0018Cable – 2.0%
725,000	[1,2]	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	764,875
225,000		CSC Holdings, Inc., Sr. Unsecd. Note, 7.875%, 2/15/2018	230,625
6,850,000	[3,4]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	7,740,500
Semi-Annual Shareholder Report

$4,275,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	4,520,812
600,000	[1,2]	Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	652,500
750,000		Videotron Ltee, Company Guarantee, Series WI, 9.125%, 4/15/2018	815,625
1,175,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,128,000
3,675,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	3,886,313
		TOTAL	19,739,250
		Media@0018Non-Cable – 8.6%
5,315,197	[3,4]	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	2,152,655
2,100,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	1,459,500
5,152,000	[3,4]	Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	940,240
6,425,000	[3,4]	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	1,124,375
7,775,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	7,580,625
3,975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	2,544,000
5,725,000	[3,4]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	286,250
9,550,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	10,266,250
9,975,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	9,999,937
2,800,000	[1,2]	Interpublic Group Cos., Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2017	3,038,000
625,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	679,687
3,200,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,944,000
2,100,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,076,375
1,625,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,495,000
5,850,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	4,241,250
4,782,656	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	1,673,930
3,732,318		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	1,884,821
1,400,000	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, PIK, 0.5/7.00%, 1/15/2014	707,000
1,950,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	1,545,375
2,000,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	2,110,000
3,825,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	4,054,500
1,900,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	1,914,250
1,725,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,716,375
2,275,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,263,625
1,550,000	[3,4]	R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	96,875
2,750,000	[3,4]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	171,875
3,800,000	[3,4]	R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	237,500
Semi-Annual Shareholder Report

$2,966,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	3,136,545
7,100,000	[3,4]	Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	142,000
6,800,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	6,052,000
4,210,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	3,262,750
525,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	567,000
5,225,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	1,443,406
2,975,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	2,930,375
400,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	420,000
		TOTAL	87,158,346
		Metals & Mining – 1.2%
2,975,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	3,273
2,400,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	2,640
4,075,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	4,340,824
1,325,000		Teck Cominco Ltd., Sr. Secd. Note, 10.75%, 5/15/2019	1,546,937
4,650,000		Teck Resources Ltd., Sr. Secd. Note, 10.25%, 5/15/2016	5,277,750
1,100,000		Teck Resources Ltd., Sr. Secd. Note, 9.75%, 5/15/2014	1,215,500
		TOTAL	12,386,924
		Packaging – 2.2%
3,850,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,724,875
4,425,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	4,236,938
4,725,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	4,831,312
1,050,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	1,065,750
475,000	[1,2]	Greif, Inc., Sr. Note, 7.75%, 8/1/2019	491,625
925,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	943,500
4,350,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	4,469,625
725,000		Rock-Tenn Co., 9.25%, 3/15/2016	779,375
977,424	[1,3,4,5]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	45,352
775,000	[1,2]	Sealed Air Corp., Sr. Note, 7.875%, 6/15/2017	818,549
525,000	[1,2]	Solo Cup Co., Sr. Secd. Note, 10.50%, 11/1/2013	559,125
		TOTAL	21,966,026
		Paper – 2.2%
775,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	841,844
4,675,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	4,873,687
425,000	[1,2]	Graphic Packaging International Corp., 9.50%, 6/15/2017	453,688
Semi-Annual Shareholder Report

$7,100,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	7,348,500
1,725,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	1,147,125
1,200,000	[1,2]	NewPage Corp., Sr. Secd. Note, Series 144A, 11.375%, 12/31/2014	1,185,000
4,975,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	2,350,687
1,750,000	[1,2]	Rock-Tenn Co., Sr. Note, Series 144A, 9.25%, 3/15/2016	1,881,250
1,100,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	1,190,179
850,000	[1,2]	Verso Paper Corporation, Sr. Secd. Note, 11.50%, 7/1/2014	875,500
		TOTAL	22,147,460
		Restaurants – 0.9%
2,525,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	2,543,938
4,550,000		NPC International, Inc., 9.50%, 5/1/2014	4,572,750
2,975,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 2.799%, 3/15/2014	2,409,750
		TOTAL	9,526,438
		Retailers – 4.3%
4,925,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	5,565,250
5,900,000		General Nutrition Center, Company Guarantee, 5.178%, 3/15/2014	5,251,000
2,400,000	[1,2]	Limited Brands, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	2,514,869
475,000		Macy's Retail Holdings, Inc., 6.90%, 1/15/2032	369,974
600,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	476,336
1,100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	873,580
850,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	675,110
5,775,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	3,378,375
2,350,000	[1,2]	Nebraska Book Co., Inc., Sr. Secd. Note, Series 144A, 10.00%, 12/1/2011	2,344,125
3,775,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	3,331,437
1,100,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	984,500
4,550,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	4,766,125
1,000,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	945,000
6,400,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	5,904,000
4,200,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	4,536,000
2,175,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,017,313
		TOTAL	43,932,994
		Services – 2.3%
4,325,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	3,897,906
6,200,000		KAR Holdings, Inc., 10.00%, 5/1/2015	6,262,000
6,900,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	6,882,750
Semi-Annual Shareholder Report

$5,975,000		West Corp., Sr. Note, 9.50%, 10/15/2014	5,885,375
		TOTAL	22,928,031
		Supermarkets – 0.2%
2,050,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	2,132,000
		Technology – 5.5%
5,300,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	4,770,000
5,400,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	5,062,500
4,250,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	3,947,187
3,515,406		Freescale Semiconductor, Inc., Company Guarantee, PIK, 9.125%, 12/15/2014	2,443,207
4,275,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	3,291,750
1,725,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	1,201,031
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	3,895,000
4,575,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	4,832,344
1,250,000	[1,2]	Seagate Technology HDD Holdings, 10.00%, 5/1/2014	1,371,875
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,467,688
2,503,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.097%, 4/1/2012	2,240,185
3,550,000	[1,2]	Stream Global Services, Inc., Sr. Secd. Note, Series 144A, 11.25%, 10/1/2014	3,434,625
700,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	745,500
5,200,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	5,278,000
5,875,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	6,021,875
3,650,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	3,996,750
1,800,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	1,566,000
		TOTAL	56,565,517
		Textile – 0.2%
2,100,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	2,147,250
		Tobacco – 0.6%
325,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2016	337,187
2,850,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2016	2,956,875
2,425,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	2,644,766
		TOTAL	5,938,828
		Transportation – 1.5%
4,075,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	3,647,125
400,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	388,508
3,450,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	3,501,750
Semi-Annual Shareholder Report

$3,375,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	3,526,875
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,588,750
2,500,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	2,331,250
		TOTAL	14,984,258
		Utility@0018Electric – 3.3%
4,950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	4,244,625
6,875,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	6,050,000
1,050,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	798,000
1,328,089	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,214,002
1,675,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	1,733,625
3,725,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	3,613,250
4,975,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	4,825,750
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,350,836
7,300,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	5,292,500
2,725,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	1,975,625
		TOTAL	33,098,213
		Utility@0018Natural Gas – 3.8%
4,600,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,439,000
650,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	637,000
4,925,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	4,577,581
5,150,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	4,738,000
1,100,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	1,111,000
775,000	[1,2]	Inergy LP, Company Guarantee, 8.75%, 3/1/2015	800,188
5,025,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	4,824,000
850,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, Series 144A, 6.875%, 11/1/2014	799,000
4,175,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	4,175,000
1,225,000	[1,2]	Regency Energy Partners LP, 9.375%, 6/1/2016	1,280,125
3,047,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	3,092,705
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,144,000
1,575,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	1,899,229
2,625,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	2,845,823
		TOTAL	38,362,651
		Wireless Communications – 5.2%
2,000,000		Centennial Communication Corp., Floating Rate Note — Sr. Note, 6.347%, 1/1/2013	1,960,000
Semi-Annual Shareholder Report

$1,375,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	1,402,500
1,900,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	1,987,875
775,000		Crown Castle International Corp., 9.00%, 1/15/2015	815,688
775,000	[1,2]	Crown Castle International Corp., Sr. Secd. Note, 7.75%, 5/1/2017	806,000
2,050,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	2,296,000
3,775,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	3,529,625
3,601,262	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	3,385,186
2,525,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	2,575,500
7,050,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	7,243,875
950,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	976,125
7,225,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	6,520,562
9,800,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	8,820,000
2,325,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	2,325,000
4,775,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	4,285,562
3,125,000	[1,2]	Wind Acquisition Finance SA, Sr. Note, 11.75%, 7/15/2017	3,539,063
		TOTAL	52,468,561
		Wireline Communications – 1.0%
5,250,000		Qwest Corp., Note, 8.875%, 3/15/2012	5,551,875
775,000	[1,2]	SBA Communications, Corp., 8.00%, 8/15/2016	796,312
775,000	[1,2]	SBA Communications, Corp., 8.25%, 8/15/2019	802,125
2,125,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	2,181,107
675,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	693,563
		TOTAL	10,024,982
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,064,432,554)	988,349,160
		COMMON STOCKS – 0.1%
		Consumer Products – 0.0%
3,192	[1,3,5]	Sleepmaster LLC	32
		Lodging – 0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media@0018Cable – 0.1%
52,360		Virgin Media, Inc.	728,851
		Media@0018Non-Cable – 0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		Metals & Mining – 0.0%
237,797	[1,3,5]	Royal Oak Mines, Inc.	5,219
Semi-Annual Shareholder Report

		Other – 0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging – 0.0%
24	[1,3,5]	Pliant Corp.	0
107,000	[1,3,5]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,279,495)	734,102
		Warrant – 0.0%
		Media@0018Non-Cable – 0.0%
6,750	[3]	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $1,348,981)	4,016
		Preferred Stock – 0.2%
		Finance@0018Commercial – 0.2%
3,728	[1,2]	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $1,137,223)	2,168,182
		Mutual Fund – 0.3%
2,871,645	[6,7]	Prime Value Obligations Fund, Institutional Shares 0.30% (AT NET ASSET VALUE)	2,871,645
		TOTAL INVESTMENTS — 98.1% (IDENTIFIED COST $1,081,069,898)[8]	994,127,105
		OTHER ASSETS AND LIABILITIES - NET — 1.9%[9]	19,107,370
		TOTAL NET ASSETS — 100%	$1,013,234,475
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $243,267,808, which represented 24.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2009, these liquid restricted securities amounted to $237,851,190, which represented 23.5% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated company.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,078,440,375.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
Semi-Annual Shareholder Report

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

    The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$988,303,808	$45,352	$988,349,160
Equity Securities:
Domestic	728,851	2,168,182	32	2,897,065
International	—	—	5,219	5,219
Warrant	—	4,016	—	4,016
Mutual Fund	2,871,645	—	—	2,871,645
TOTAL	$3,600,496	$990,476,006	$50,603	$994,127,105
    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Corporate Bond Securities	Investments in Equity — Domestic Securities	Investments in Equity — International Securities
Balance as of April 1, 2009	$45,352	$32	$4,432
Change in unrealized appreciation (depreciation)	11,490,623	—	787
Net purchases (sales)	(41,470)	—	—
Realized gain (loss)	(11,499,028)	—	—
Transfer in and/or out of Level 3	49,875	—	—
Balance as of September 30, 2009	$45,352	$32	$5,219
The total change in unrealized appreciation (depreciation) included in Statement of Operations attributable to investments still held at September 30, 2009.	$(8,404)	$ —	$787
    The following acronym is used throughout this portfolio:
    PIK — Payment in Kind
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Assets and Liabilities

  September 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $2,871,645 of investments in an affiliated issuer (Note 5) (identified cost $1,081,069,898)		$994,127,105
Income receivable		24,787,640
Receivable for investments sold		1,701,875
Receivable for shares sold		2,731,434
TOTAL ASSETS		1,023,348,054
Liabilities:
Payable for investments purchased	$6,999,687
Payable for shares redeemed	2,412,079
Cash denominated in foreign currencies (identified cost $23)	25
Payable for distribution services fee (Note 5)	183,598
Payable for shareholder services fee (Note 5)	330,421
Payable for Directors'/Trustees' fees	3,163
Accrued expenses	184,606
TOTAL LIABILITIES		10,113,579
Net assets for 146,455,173 shares outstanding		$1,013,234,475
Net Assets Consist of:
Paid-in capital		$1,830,620,687
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(86,942,795)
Accumulated net realized loss on investments and foreign currency transactions		(731,268,831)
Undistributed net investment income		825,414
TOTAL NET ASSETS		$1,013,234,475
  Semi-Annual Shareholder Report

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($709,405,405 ÷ 102,490,079 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$6.92
Offering price per share (100/95.50 of $6.92)	$7.25
Redemption proceeds per share (98.00/100 of $6.92)	$6.78
Class B Shares:
Net asset value per share ($162,465,038 ÷ 23,506,684 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$6.91
Offering price per share	$6.91
Redemption proceeds per share (92.50/100 of $6.91)	$6.39
Class C Shares:
Net asset value per share ($141,364,032 ÷ 20,458,410 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$6.91
Offering price per share	$6.91
Redemption proceeds per share (97.00/100 of $6.91)	$6.70
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Operations

  Six Months Ended September 30, 2009 (unaudited)

Investment Income:
Interest		$44,730,852
Dividends (including $28,398 received from an affiliated issuer (Note 5))		211,687
TOTAL INCOME		44,942,539
Expenses:
Investment adviser fee (Note 5)	$3,346,472
Administrative personnel and services fee (Note 5)	345,966
Custodian fees	17,415
Transfer and dividend disbursing agent fees and expenses	569,361
Directors'/Trustees' fees	6,731
Auditing fees	13,838
Legal fees	14,859
Portfolio accounting fees	80,040
Distribution services fee — Class B Shares (Note 5)	579,368
Distribution services fee — Class C Shares (Note 5)	443,875
Shareholder services fee — Class A Shares (Note 5)	759,756
Shareholder services fee — Class B Shares (Note 5)	193,123
Shareholder services fee — Class C Shares (Note 5)	146,573
Account administration fee — Class A Shares	305
Share registration costs	34,100
Printing and postage	43,731
Insurance premiums	3,232
Taxes	31,793
Miscellaneous	6,212
TOTAL EXPENSES	6,636,750
  Semi-Annual Shareholder Report

  Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(67,594)
Waiver of administrative personnel and services fee	(6,410)
Reimbursement of shareholder services fee — Class A Shares	(17,595)
Reimbursement of shareholder services fee — Class B Shares	(1,644)
Reimbursement of shareholder services fee — Class C Shares	(1,261)
TOTAL WAIVERS AND REIMBURSEMENTS		$(94,504)
Net expenses			$6,542,246
Net investment income			38,400,293
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments			(17,584,121)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			233,538,547
Net realized and unrealized gain on investments and foreign currency transactions			215,954,426
Change in net assets resulting from operations			$254,354,719
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2009	Year Ended 3/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$38,400,293	$75,524,249
Net realized loss on investments	(17,584,121)	(28,791,483)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	233,538,547	(221,882,597)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	254,354,719	(175,149,831)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(27,430,336)	(51,122,224)
Class B Shares	(6,322,255)	(16,625,683)
Class C Shares	(4,778,148)	(7,950,848)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(38,530,739)	(75,698,755)
Share Transactions:
Proceeds from sale of shares	171,301,583	240,871,151
Net asset value of shares issued to shareholders in payment of distributions declared	28,170,169	52,451,105
Cost of shares redeemed	(110,700,747)	(287,973,811)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	88,771,005	5,348,445
Redemption Fees	69,015	92,444
Change in net assets	304,664,000	(245,407,697)
Net Assets:
Beginning of period	708,570,475	953,978,172
End of period (including undistributed net investment income of $825,414 and $955,860, respectively)	$1,013,234,475	$708,570,475
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Notes to Financial Statements

  September 30, 2009 (unaudited)

  1. ORGANIZATION

  Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund Semi-Annual Shareholder Report normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

  The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, and the state of Maryland and the Commonwealth of Pennsylvania.

  Other Taxes

  As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

  Semi-Annual Shareholder Report

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

  Semi-Annual Shareholder Report

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claims Litigation LLC	3/26/1997-6/18/1997	$7,280,944	$ —
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006-5/12/2008	$3,472,053	3,745,250
Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	3/23/2006	$3,283,529	—
Herbst Gaming, Inc. Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004-1/3/2008	$3,002,875	153,359
Motels of America, Inc.	8/30/1994	$117,506	—
Pliant Corp.	7/18/2006	$ —	—
Royal Oak Mines, Inc.	7/31/1998-2/24/1999	$26,419	5,219
Russell Stanley Holdings, Inc.	2/5/1999-7/9/1999	$ —	—
Russell Stanley Holdings, Inc., Sr. Sub Note, 9.00%, 11/30/2008	2/5/1999-5/15/2005	$5,043,997	45,352
Sleepmaster LLC	12/23/2004	$ —	32
True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004-8/23/2005	$3,136,625	24,000
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004-11/3/2005	$5,217,938	1,443,406

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. CAPITAL STOCK

  The following tables summarize capital stock activity:

	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,639,727	$126,236,883	32,416,880	$202,204,677
Shares issued to shareholders in payment of distributions declared	3,325,287	20,643,563	5,895,208	36,277,880
Shares redeemed	(10,782,974)	(68,119,337)	(29,382,034)	(179,534,544)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	13,182,040	$78,761,109	8,930,054	$58,948,013
  Semi-Annual Shareholder Report

	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,032,302	$12,419,298	2,305,059	$13,599,741
Shares issued to shareholders in payment of distributions declared	684,440	4,222,625	1,735,634	10,812,669
Shares redeemed	(5,188,541)	(32,106,161)	(13,259,701)	(83,818,775)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,471,799)	$(15,464,238)	(9,219,008)	$(59,406,365)

	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,282,190	$32,645,402	4,493,615	$25,066,733
Shares issued to shareholders in payment of distributions declared	532,411	3,303,981	872,836	5,360,556
Shares redeemed	(1,644,827)	(10,475,249)	(3,942,959)	(24,620,492)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	4,169,774	$25,474,134	1,423,492	$5,806,797
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	14,880,015	$88,771,005	1,134,538	$5,348,445

  Redemption Fees

  The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended September 30, 2009, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $47,866, $12,165 and $8,984, respectively. For the year ended March 31, 2009, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $60,569, $21,605 and $10,270, respectively.

  4. FEDERAL TAX INFORMATION

  At September 30, 2009, the cost of investments for federal tax purposes was $1,078,440,375. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $84,313,270. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,008,567 and net unrealized depreciation from investments for those securities having an excess of cost over value of $129,321,837.

  Semi-Annual Shareholder Report

  At March 31, 2009, the Fund had a capital loss carryforward of $668,954,922 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$245,607,631
2011	$297,612,303
2012	$108,709,413
2015	$4,718,377
2016	$2,637,413
2017	$9,669,785

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2009, the Adviser voluntarily waived $63,625 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,410 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Semi-Annual Shareholder Report

  Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2009, FSC retained $139,820 of fees paid by the Fund.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2009, FSC, retained $133,187 in sales charges from the sale of Class A Shares. FSC also retained $3 of CDSC relating to redemptions of Class A Shares and $14,046 relating to redemptions of Class C Shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2009, FSSC voluntarily reimbursed $20,500 of shareholder services fees. For the six months ended September 30, 2009, FSSC received $21,807 of fees paid by the Fund.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.23%, 1.99% and 1.99%, respectively, for the fiscal year ending March 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through May 31, 2010.

  General

  Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Holdings

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2009, the Adviser reimbursed $3,969. Transactions with the affiliated company during the six Semi-Annual Shareholder Report months ended September 30, 2009 were as follows:
Affiliate	Balance of Shares Held 3/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	4,702,049	110,177,978	112,008,382	2,871,645	$2,871,645	$28,398

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2009, were as follows:

Purchases	$181,564,016
Sales	$90,818,965

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2009, there were no outstanding loans. During the six months ended September 30, 2009, the Fund did not utilize the LOC.

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the six months ended September 30, 2009, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Semi-Annual Shareholder Report

  Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report

  Evaluation and Approval of Advisory Contract  -  May 2009

  FEDERATED HIGH INCOME BOND FUND, INC. (THE “FUND”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400. Semi-Annual Shareholder Report

  Federated Securities Corp., Distributor

  Cusip 314195108
  Cusip 314195207
  Cusip 314195306

  8110103 (11/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Item 2.                      Code of Ethics

  Not Applicable

  Item 3.                      Audit Committee Financial Expert

  Not Applicable

  Item 4.                      Principal Accountant Fees and Services

  Not Applicable

  Item 5.                      Audit Committee of Listed Registrants

  Not Applicable

  Item 6.                      Schedule of Investments

  Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

  Item 10.                      Submission of Matters to a Vote of Security Holders

  Not Applicable

  Item 11.                                Controls and Procedures

  (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 12.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Income Bond Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 19, 2009

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	November 19, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 19, 2009